CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares		Mar. 31, 2020 CNY (¥) ¥ / shares shares		Mar. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue		¥ 717,289	$ 109,480		¥ 509,711		¥ 376,844
Cost of revenue		(421,205)	(64,289)		(282,367)		(206,929)
Product development expenses		(57,236)	(8,736)		(43,080)		(37,435)
Sales and marketing expenses		(81,519)	(12,442)		(50,673)		(39,780)
General and administrative expenses		(55,224)	(8,429)		(28,197)		(24,889)
Amortization and impairment of intangible assets		(12,427)	(1,896)		(13,388)		(10,727)
Impairment of goodwill		0	0		(576)		0
Income from operations		89,678	13,688		91,430		57,084
Interest and investment income, net		72,794	11,110		72,956		44,106
Interest expense		(4,476)	(683)		(5,180)		(5,190)
Other income, net		7,582	1,157		7,439		221
Income before income tax and share of results of equity method investees		165,578	25,272		166,645		96,221
Income tax expenses		(29,278)	(4,469)		(20,562)		(16,553)
Share of results of equity method investees		6,984	1,066		(5,733)		566
Net income		143,284	21,869		140,350		80,234
Net loss attributable to noncontrolling interests		7,294	1,114		9,083		7,652
Net income attributable to Alibaba Group Holding Limited		150,578	22,983		149,433		87,886
Accretion of mezzanine equity		(270)	(42)		(170)		(286)
Net income attributable to ordinary shareholders		¥ 150,308	$ 22,941		¥ 149,263		¥ 87,600
Earnings per share attributable to ordinary shareholders (Note)
Basic | (per share)	[1]	¥ 6.95	$ 1.06		¥ 7.10		¥ 4.24
Diluted | (per share)		6.84	1.04	[1]	6.99	[1]	4.17	[1]
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)		55.63	8.49		56.82		33.95
Diluted | (per share)		¥ 54.70	$ 8.35		¥ 55.93		¥ 33.38
Weighted average number of shares used in computing earnings per share (million shares) (Note)
Basic	[1]	21,619	21,619		21,017		20,640
Diluted	[1]	21,982	21,982		21,346		20,988

[1]	Basic and diluted earnings per share and the number of shares for the years ended March 31, 2019 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).